Equity - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares
Statement Line Items [Line Items]
Exercised during the period	65,500
Exercisable at the end of the period	137,850	364,350
2010 Share Option Program [Member]
Statement Line Items [Line Items]
Outstanding at the beginning of the period	364,350	364,350
Granted during the period
Forfeited during the period	19,000	4,500
Exercised during the period	195,500
Expired during the period	12,000	70,650
Outstanding at the end of the period	137,850	364,350
Exercisable at the end of the period	137,850
Weighted average of remaining contractual life	12 months	18 months
2010 Share Option Program [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 3.093	€ 3.26
2010 Share Option Program [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 3.15	€ 4.05
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Outstanding at the beginning of the period	1,143,500	548,000
Granted during the period	180,000	629,500
Forfeited during the period	69,500	34,000
Exercised during the period
Expired during the period
Outstanding at the end of the period	1,254,000	1,143,500
Exercisable at the end of the period
Weighted average of remaining contractual life	50 months	60 months
2015 Share Option Programme [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 2.25	€ 2.49
2015 Share Option Programme [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Range of exercise prices for outstanding options | € / shares	€ 5.73	€ 4.02